Derivative Instruments - Termination of Interest Rate Swaps (Details) - Designated as Hedging Instrument $ in Millions	Jun. 30, 2026 USD ($)
Interest Rate Swap, Terminated, January 15, 2026
Fair Value of Derivative Instruments
Notional Amount	$ 150.0
Funds Received (Paid)	1.1
Interest Rate Swap, Terminated, May 6, 2026, First
Fair Value of Derivative Instruments
Notional Amount	100.0
Funds Received (Paid)	1.6
Interest Rate Swap, Terminated, May 6, 2026, Second
Fair Value of Derivative Instruments
Notional Amount	300.0
Funds Received (Paid)	$ 1.8